Related Party Transactions	3 Months Ended
Mar. 31, 2021
Related Party Transactions (Details) [Line Items]
Related Party Transactions	Related Party Transactions
On June 1, 2017, the Company and ISMMS entered into the Contribution Agreement, pursuant to which certain assets and liabilities were contributed to the Company by ISMMS in exchange for common and preferred stock of the Company with dividends accrued at 3% per annum. In accordance with the Contribution Agreement, ISMMS committed to fund $55.0 million to the Company, of which $55.0 million was drawn as of December 31, 2019. ISMMS also assigned a loan funding commitment to the Company, for which ISMMS is the guarantor. See Note 7 and Note 10 for further information.
Related party revenues
The Company provides diagnostic testing services to entities within the Mount Sinai Health Network. Related party diagnostic testing revenues recognized totaled $0.3 million for the year ended December 31, 2020. The Company did not recognize any related party diagnostic testing revenues during the years ended December 31, 2019 and 2018.
The Company entered into collaboration service agreements with ISMMS and other entities within the Mount Sinai Health Network pursuant to which the Company performed various diagnostic testing, research and related data aggregation reporting services. Revenues recognized under these agreements were nominal for the year ended December 31, 2020. Revenues recognized under these agreements totaled $1.2 million and $0.3 million for the years ended December 31, 2019 and 2018, respectively. These amounts are presented in other revenue on the statements of operations and comprehensive loss.
The Company had amounts due from ISMMS and other entities within the Mount Sinai Health Network for revenues earned of $0.3 million and $0.2 million as of December 31, 2020 and 2019, respectively. These amounts are presented as due from related parties on the Company’s balance sheets.
Related party costs
The Company is party to a TSA with ISMMS. The TSA was established to facilitate the continuity of the Company’s operations following the Spin-out. The TSA includes financial guarantees on debt and lease obligations (as further discussed in Note 7 and Note 8, respectively); rental of certain office spaces; and accounting, finance, billing, compliance, information technology and insurance services. Expenses recognized under this agreement totaled $7.2 million, $7.8 million and $6.0 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are presented within related party expenses in the statements of operations and comprehensive loss. The Company had TSA payables due to ISMMS of $0.6 million and $0.5 million at December 31, 2020 and 2019, respectively. These amounts are included within due to related parties on the Company’s balance sheets.
The Company is also party to the Service Agreements with ISMMS, whereby ISMMS provides services for the Company, including certain revenue collection efforts, procurement efforts, office space, administrative and other services that are not covered under the TSA. ISMMS also provides personnel through employee lease arrangements pursuant to the Service Agreements. In addition, the Company incurs costs for research and development and other support provided by related parties, including costs for services that are subcontracted to related parties that support the Company in fulfilling its performance obligations with our customers. Expenses recognized pursuant to the Service Agreements and other service arrangements with ISMMS totaled $4.4 million, $3.5 million and $7.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. These amounts are included in either cost of services or related party expenses on the statements of operations and comprehensive loss depending on the particular activity to which the costs relate. The Company had payables due to ISMMS for the Service Agreements and other service arrangements of $0.8 million and $1.3 million at December 31, 2020 and 2019, respectively. These amounts are included within due to related parties on the Company’s balance sheets.
Total related party costs are included within cost of services and related party expenses in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Costs of services	$2,189	$1,859	$4,122
Related party expenses	9,395	9,452	9,132
Total related party costs	$11,584	$11,311	$13,254
Related Party Transactions
Related party revenues
Related party revenue with Mount Sinai Health Network for diagnostic testing revenues were nominal for the three months ended March 31, 2021 and totaled $0.1 million for the three months ended March 31, 2020. Related party revenues from collaborative service agreements were nominal for the three months ended March 31, 2021, while there were none for the three months ended March 31, 2020.
The Company had amounts due from ISMMS and other entities within the Mount Sinai Health Network for revenues earned of $0.3 million and $0.3 million as of March 31, 2021 and December 31, 2020, respectively. These amounts are presented as due from related parties on the Company’s condensed balance sheets.
Related party costs
Expenses recognized under the TSA totaled $1.4 million and $1.9 million for the three months ended March 31, 2021 and 2020, respectively, and are presented within related party expenses in the condensed statements of operations and comprehensive loss. The Company had TSA payables due to ISMMS of $0.7 million and $0.6 million at March 31, 2021 and December 31, 2020, respectively. These amounts are included within due to related parties on the Company’s condensed balance sheets.
Expenses recognized pursuant to the Service Agreements and other service arrangements with ISMMS totaled $0.7 million and $0.9 million for the three months ended March 31, 2021 and 2020, respectively. These amounts are included in either cost of services or related party expenses on the condensed statements of operations and comprehensive loss depending on the particular activity to which the costs relate. Payables due to ISMMS for the Service Agreements and other service arrangements were nominal at March 31, 2021 and totaled $0.8 million at December 31, 2020. These amounts are included within due to related parties on the Company’s condensed balance sheets.
Total related party costs are included within cost of services and related party expenses in the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Cost of services	$278	$574
Related party expenses	1,797	2,195
Total related party costs	$2,075	$2,769

CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Founder Shares
In July 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 10,062,500 shares of the Company’s Class B common stock (the “Founder Shares”). In August 2020, the Sponsor transferred 25,000 Founder Shares to each of Munib Islam, Emily Leproust and Nat Turner, certain of the Company's independent directors, at their original per-share purchase price, for an aggregate of 75,000 Founder Shares transferred. On September 1, 2020, the Company effected a 1:1.1 stock split of its Class B common stock, resulting in the Sponsor holding an aggregate of 10,993,750 Founder Shares and there being an aggregate of 11,068,750 Founder Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock split, The Founder Shares included an aggregate of up to 1,443,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, 1,443,750 Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Promissory Note – Related Party
On July 16, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $165,081 was repaid at the closing of the Initial Public Offering on September 4, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender's discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of March 31, 2021, there were no amounts outstanding under the Working Capital Loans.
RELATED PARTY TRANSACTIONS
Founder Shares
In July 2020, the Sponsor paid 25,000 to cover certain offering costs of the Company in consideration for 10,062,500 shares of the Company’s Class B common stock (the “Founder Shares”). In August 2020, the Sponsor transferred 25,000 Founder Shares to each of Munib Islam, Emily Leproust and Nat Turner, certain of the Company’s independent directors, at their original per-share purchase price, for an aggregate of 75,000 Founder Shares transferred. On September 1, 2020, the Company effected a 1:1.1 stock split of its Class B common stock, resulting in the Sponsor holding an aggregate of 10,993,750 Founder Shares and there being an aggregate of 11,068,750 Founder Shares outstanding.. All share and per-share amounts have been retroactively restated to reflect the stock split, The Founder Shares included an aggregate of up to 1,443,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, 1,443,750 Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Promissory Note – Related Party
On July 16, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $165,081 was repaid at the closing of the Initial Public Offering on September 4, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2020, there were no amounts outstanding under the Working Capital Loans.